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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F


       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER


             Report for the Calendar Year or Quarter Ended 3/31/00

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here:      |_|                    Amendment Number: ____
This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.


                                  WTG & CO., LP
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

500 PARK AVENUE                         NY                NY               10022
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)

ROBERT M. BURNAT  212-935-6655  CONTROLLER
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


------------------------------------ATTENTION-----------------------------------
           Intentional misstatements or omissions of facts constitute
                          Federal Criminal Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of NY and State of NY on the 8th day of February, 2000.


                                                  WTG & CO., L.P.
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)


                                                /s/ Robert M. Burnat
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   53

Form 13F Information Table Value Total: $ 157,559,285
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


Name:                   13F File No.:   Name:                   13F File No.:
----------------------- -------------   ----------------------- -------------
1. SEE ATTACHED                         6.
----------------------- -------------   ----------------------- -------------
2.                                      7.
----------------------- -------------   ----------------------- -------------
3.                                      8.
----------------------- -------------   ----------------------- -------------
4.                                      9.
----------------------- -------------   ----------------------- -------------
5.                                      10.
----------------------- -------------   ----------------------- -------------


SEC 1685 (7-88)

                                                              FORM 13F
------------------------------------------------------------------------------------------------------------------------------------
RPT: #34                                                      WTG & CO.                         TOP ACCOUNT  C02451299
                                                VALUATION REPORT - WITH VOTING RIGHTS           BASE CURRENCY: USD
                                                            MARCH 31, 2000                      DATE  05-02-00
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TITLE OF                                                 SHARES OR        INVESTMENT DISCRETION              VOTING AUTHORITY
NAME OF ISSUE CLASS             CUSIP      FAIR MARKET   PRINCIPAL   (A) SOLE  (B) SHARED (C) OTHER  (A) SOLE  (B) SHARED  (C) OTHER
LONG ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NORDIC AMER TANKER SHIPPING
COMMON STOCK                     G65773106    5,169,938     409,500     409,500                         409,500
AETNA INC
COMMON STOCK                     008117103    2,497,500      45,000      45,000                          45,000
BERTLITZ INTL INC (NEW)
COMMON STOCK                     08520F100    2,053,031     179,500     179,500                         179,500
BOISE CASCADE OFFICE PRODUCTS
COMMON STOCK                     097403109      409,375      25,000      25,000                          25,000
BURNHAM PAC PPTYS INC
COMMON STOCK                     12232C108    3,707,813     525,000     525,000                         525,000
CALIFORNIA COASTAL COMM INC
COMMON STOCK                     129915203    2,128,781     391,500     391,500                         391,500
CARLYLE INDUSTRIES INC
COMMON STOCK                     143093102       49,330      64,400      64,400                          64,400
CASTLE & COOKE INC
COMMON STOCK                     148433105    3,160,750     188,000     188,000                         188,000
COMMERCIAL FEDERAL CORP
COMMON STOCK                     201647104    2,849,525     171,400     171,400                         171,400
COMSAT CORP
COMMON STOCK                     20564D107    2,871,000     139,200     139,200                         139,200
CONSOLIDATED PAPERS INC
COMMON STOCK                     209759109    3,247,969      84,500      84,500                          84,500
CONSOLIDATED-TOMOKA LAND CO
COMMON STOCK                     210226106    1,106,250     100,000     100,000                         100,000
CRESCENDO PHARMACEUTICALS CL A
COMMON STOCK                     225637107    1,668,266      90,790      90,790                          90,790
DELTA & PINE LAND CO
COMMON STOCK                     247357106      790,000      40,000      40,000                          40,000
DEXTER CORP
COMMON STOCK                     252165105    4,886,600      92,200      92,200                          92,200
EASTERN COMPANY
COMMON STOCK                     276317104    2,650,900     189,350     189,350                         189,350
EASTERN ENTERPRISES
COMMON STOCK                     27637F100   14,968,750     250,000     250,000                         250,000
EASTERN UTILITIES ASSOC.
COMMON STOCK                     277173100    4,144,638     132,100     132,100                         132,100
FOAMEX INTL INC
COMMON STOCK                     344123104      377,500      40,000      40,000                          40,000
FRANKLIN SELECT REALTY TRUST
COMMON STOCK                     354638108      345,000     690,000     690,000                         690,000
GENERAL CIGAR HOLDINGS INC
COMMON STOCK                     36933P100    1,663,750     110,000     110,000                         110,000
GENTIVA HEALTH SERVICES INC
COMMON STOCK                     37247A102      430,267      60,125      60,125                          60,125
GRIFFIN LAND & NURSERIES
COMMON STOCK                     398231100      806,300      73,300      73,300                          73,300
HOMEFED CORPORATION
COMMON STOCK                     43739D208       24,035      37,555      37,555                          37,555
INCYTE PHARMACEUTICALS INC
CONVERTIBLE BOND                 45337CAA0    1,590,000    2,000,000  2,000,000                       2,000,000
KANSAS CITY PWR.& LIGHT
COMMON STOCK                     485134100    4,930,000     170,000     170,000                         170,000
LG&E ENERGY CORPORATION
COMMON STOCK                     501917108    2,516,250     110,000     110,000                         110,000
LIFE TECHNOLOGIES INC
COMMON STOCK                     532177201    3,962,000      79,240      79,240                          79,240
LIFELINE SYSTEM INC
COMMON STOCK                     532192101    2,094,188     229,500     229,500                         229,500
MCN ENERGY GROUP INC
COMMON STOCK                     55267J100   10,000,000     400,000     400,000                         400,000
MCN FINANCING III CONV PFD
CONVERTIBLE BOND                 55267J308    2,935,438      70,100      70,100                          70,100
MANOR CARE INC
COMMON STOCK                     564055101    1,431,000     106,000     106,000                         106,000
MEDIAONE GROUP INC
COMMON STOCK                     58440J104   14,377,500     177,500     177,500                         177,500
MEDIA GENERAL INC CL A
COMMON STOCK                     584404107    3,928,125      75,000      75,000                          75,000
NATIONAL PROCESSING INC
COMMON STOCK                     637229105    3,220,500     339,000     339,000                         339,000
O'SULLIVAN INDS HLDG INC
PREF NON CONVERTIBLE             67104Q205      133,110     229,500     229,500                         229,500
PANAVISION INC (NEW)
COMMON STOCK                     69830E209     659,700       73,300      73,300                          73,300
PHILIP MORRIS CO INC (HLDG CO)
COMMON STOCK                     718154107    1,742,813      82,500      82,500                          82,500
PINNACLE ENTMT INC
COMMON STOCK                     723456109      507,813      25,000      25,000                          25,000
PREMIER FARNELL PLC SPON ADR
PREF CONVERTIBLE                 74050U206    3,138,800     165,200     165,200                         165,200
PRIME RETAIL INC PFD CONV
PREF CONVERTIBLE                 741570303    1,320,000     165,000     165,000                         165,000
PROVIDENCE ENERGY CORP
COMMON STOCK                     743743106    1,623,725      42,800      42,800                          42,800
RALSTON PURINA CO EXCH NTS CV
CONVERTIBLE BOND                 751277401    5,366,246     178,500     178,500                         178,500
REYNOLDS METALS CO
COMMON STOCK                     761763101    4,246,563      63,500      63,500                          63,500
RUSS BERRIE AND COMPANY INC
COMMON STOCK                     782233100    2,094,200     113,200     113,200                         113,200
ST. JOE COMPANY
COMMON STOCK                     790148100    1,273,250      44,000      44,000                          44,000
SYBRON CHEMICALS INC
COMMON STOCK                     870903101    4,702,213     332,900     332,900                         332,900
TSI INC MINN
COMMON STOCK                     872876107      295,000      20,000      20,000                          20,000
TIMES MIRROR CO CL-A (NEW)
COMMON STOCK                     887364107    6,040,938      65,000      65,000                          65,000
VISKASE COMPANIES INC
COMMON STOCK                     92831R102      192,600      85,600      85,600                          85,600
WICOR INC
COMMON STOCK                     929253102    9,061,300     292,300     292,300                         292,300
WATER PIK TECHNOLOGIES INC
COMMON STOCK                     94113U100    1,450,000     200,000     200,000                         200,000
WESLEY JESSEN VISIONCARE INC
COMMON STOCK                     951018100      718,750      20,000      20,000                          20,000
                                            ***********
                                  TOTAL     157,559,285